UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY		10010
(Address of principal executive offices)		(Zip code)

John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-295-4485

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2017 - February 28, 2018

Item 1 — Schedule of Investments.

The Arbitrage Fund	Portfolio of Investments
February 28, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 103.94%
Aerospace & Defense - 10.81%
Orbital ATK, Inc.(a)(b)	531,100	$70,137,066
Rockwell Collins, Inc.(b)	838,652	115,499,154
United Technologies Corp.(a)	50,600	6,817,844
Zodiac Aerospace(b)(c)	371,561	11,319,013
		203,773,077
Banks - 0.83%
MainSource Financial Group, Inc.(b)	292,658	11,053,693
Nordax Group AB(d)	640,000	4,633,596
		15,687,289
Beverages - 2.07%
Dr Pepper Snapple Group, Inc.(a)(b)	181,493	21,098,561
Refresco Group N.V.(d)	737,959	17,961,187
		39,059,748
Biotechnology - 5.77%
Ablynx N.V.(c)	291,335	15,553,562
Bioverativ, Inc.(a)(b)(c)	516,726	54,090,878
Cascadian Therapeutics, Inc.(b)(c)	527,406	5,258,238
Juno Therapeutics, Inc.(b)(c)	390,413	33,876,136
		108,778,814
Chemicals - 6.76%
A Schulman, Inc.	173,410	7,604,029
Calgon Carbon Corp.(b)	1,648,510	35,030,837
Monsanto Co.(a)(b)	687,758	84,848,704
		127,483,570
Commercial Services - 0.33%
Nets A/S(d)(e)	192,831	5,213,058
Nord Anglia Education, Inc.(c)(e)(f)	200,078	960,374
		6,173,432
Computers & Computer Services - 7.12%
Barracuda Networks, Inc.(b)(c)(e)(f)	1,319,796	36,360,380
CSRA, Inc.(b)	464,654	18,832,427
DST Systems, Inc.(a)(b)	691,823	57,538,919
Gemalto N.V.	357,154	21,507,531
		134,239,257
Construction Materials - 1.02%
Ply Gem Holdings, Inc.(b)(c)	885,200	19,120,320

Diversified Financial Services - 3.04%
Blackhawk Network Holdings, Inc.(a)(b)(c)	1,281,747	57,358,178

Electric - 6.16%
Calpine Corp.(b)(c)	4,519,016	68,779,423
Dynegy, Inc.(b)(c)	1,614,335	19,743,317

	Shares	Value
COMMON STOCKS - 103.94% (Continued)
Electric - 6.16% (Continued)
Westar Energy, Inc.(b)	564,512	$27,508,670
		116,031,410
Electrical Components & Equipment - 1.22%
General Cable Corp.(b)	776,827	22,955,238

Electronics - 1.05%
Avigilon Corp.(b)(c)	946,000	19,823,831

Energy - Alternate Sources - 0.35%
Saeta Yield SA	444,000	6,597,663

Engineering & Construction - 0.28%
Layne Christensen Co.(b)(c)	334,654	5,187,137

Entertainment - 2.43%
Regal Entertainment Group, Class A(b)(e)	1,988,402	45,733,246

Environmental Control - 0.26%
Tox Free Solutions Ltd.	1,800,000	4,823,308

Food - 4.29%
Blue Buffalo Pet Products, Inc.(a)(b)(c)	307,600	12,322,456
Bob Evans Farms, Inc.(c)(e)(f)	767,786	59,119,522
Snyder’s-Lance, Inc.(b)	189,000	9,427,320
		80,869,298
Healthcare - Products - 3.01%
Entellus Medical, Inc.(b)(c)(e)	497,200	11,932,800
Exactech, Inc.(c)(e)(f)	541,795	26,683,404
NxStage Medical, Inc.(b)(c)	779,910	18,156,305
		56,772,509
Healthcare - Services - 4.79%
Aetna, Inc.(a)(b)	273,227	48,377,573
Air Methods Corp.(c)(e)(f)	2,014,027	21,650,790
Kindred Healthcare, Inc.(b)	2,209,023	20,323,012
		90,351,375
Holding Companies-Divers - 0.24%
HRG Group, Inc.(c)	291,000	4,594,890

Home Builders - 0.00%(g)
Lennar Corp., Class A(b)	30	1,697

Insurance - 2.80%
TOWER Ltd.(c)	9,800,000	4,806,077
Validus Holdings Ltd.(b)	709,633	47,999,576
		52,805,653
Internet - 1.03%
Yoox Net-A-Porter Group SpA(c)	419,752	19,347,044

Leisure Time - 0.21%
Hogg Robinson Group Plc	2,405,000	3,873,826

	Shares	Value
COMMON STOCKS - 103.94% (Continued)
Media - 7.00%
Scripps Networks Interactive, Inc., Class A	209,830	$18,855,324
Sky Plc	499,463	9,268,988
Starz, Class A(c)(e)(f)	521,436	18,880,288
Time Warner, Inc.(a)(b)	178,355	16,579,881
Tribune Media Co., Class A(b)	1,637,894	68,251,043
		131,835,524
Office/Business Equip - 0.43%
Xerox Corp.(a)(b)	268,744	8,148,318

Oil & Gas - 0.15%
AWE Ltd.(c)	3,890,000	2,870,296

Oil & Gas Services - 0.43%
McDermott International, Inc.(b)(c)	1,112,492	8,121,192

Packaging & Containers - 1.83%
KapStone Paper and Packaging Corp.(a)(b)	987,198	34,443,338

Pharmaceuticals - 0.69%
CVS Health Corp.(a)	22,600	1,530,698
Sirtex Medical Ltd.	537,500	11,522,348
		13,053,046
Real Estate - 2.61%
BUWOG AG(b)(c)	1,395,754	49,211,502

Real Estate Investment Trusts - 1.30%
Pure Industrial Real Estate Trust(b)	1,485,108	9,281,925
Westfield Corp.	2,236,000	15,213,507
		24,495,432
Retail - 1.64%
Jean Coutu Group PJC, Inc. (The), Class A(b)	1,637,244	30,991,784

Semiconductors - 8.95%
Marvell Technology Group Ltd.(b)	248,030	5,826,225
NXP Semiconductors N.V.(a)(c)	1,306,348	162,849,341
		168,675,566
Software - 6.18%
Aconex Ltd.(c)	1,825,700	10,989,668
Callidus Software, Inc.(a)(b)(c)	2,939,165	105,516,023
		116,505,691
Telecommunications - 6.61%
GCI Liberty, Inc.(c)	329,677	12,676,081
TDC A/S	4,469,893	36,435,265
Verizon Communications, Inc.	1,579,822	75,420,690
		124,532,036
Transportation - 0.25%
Student Transportation, Inc.	627,530	4,700,200

	Shares	Value
COMMON STOCKS - 103.94% (Continued)

TOTAL COMMON STOCKS (Cost $1,922,845,452)		1,959,025,735

RIGHTS - 0.06%
Chelsea Therapeutics CVR, Expires 03/31/2018(c)(e)(f)	2,389,273	$—
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(c)(e)(f)	119,343	—
Media General, Inc. CVR(c)(e)(f)	613,589	—
NewStar Financial, Inc.(e)(f)	1,514,945	1,055,917
PDC CVR(c)(e)(f)	6,223,326	—

TOTAL RIGHTS (Cost $1,015,972)		1,055,917

MUTUAL FUNDS - 0.81%
Arbitrage Event Driven Fund (The)(h)	1,583,651	15,282,236

TOTAL MUTUAL FUNDS (Cost $15,076,942)		15,282,236

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(c) - 0.44%
Call Options Purchased - 0.37%
Akorn, Inc.	03/2018	$32.50	$11,858	7	$35
Blackhawk Network Holdings, Inc.	04/2018	45.00	174,525	39	1,170
Monsanto Co.	07/2018	120.00	35,715,615	2,895	1,867,275
Time Warner, Inc.:
	08/2018	95.00	34,097,728	3,668	1,577,240
	08/2018	97.50	14,176,400	1,525	564,250
	10/2018	95.00	2,286,816	246	143,664
	10/2018	97.50	2,286,816	246	117,096
United Technologies Corp.:
	03/2018	130.00	11,924,490	885	533,212
	05/2018	130.00	26,826,734	1,991	1,752,080
	05/2018	140.00	13,635,688	1,012	331,430
WestRock Co.:
	03/2018	70.00	591,840	90	1,125
	03/2018	72.50	1,499,328	228	1,140

TOTAL CALL OPTIONS PURCHASED (Cost $6,400,461)					6,889,717

Put Options Purchased - 0.07%
Bioverativ, Inc.:
	03/2018	85.00	3,852,224	368	2,760
	03/2018	90.00	15,032,048	1,436	14,360
Orbital ATK, Inc.	05/2018	110.00	2,469,522	187	4,208
Time Warner, Inc.:
	03/2018	85.00	9,212,336	991	7,432
	08/2018	92.50	18,471,152	1,987	1,102,785

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(c) - 0.44% (Continued)
Put Options Purchased - 0.07% (Continued)
United Technologies Corp.:
	03/2018	$120.00	38,751,224	2,876	$73,338
	06/2018	105.00	2,263,632	168	10,668
	06/2018	110.00	2,263,632	168	13,272
Xerox Corp.	07/2018	27.00	5,054,344	1,667	151,697

TOTAL PUT OPTIONS PURCHASED (Cost $1,883,666)					1,380,520

TOTAL PURCHASED OPTIONS (Cost $8,284,127)					8,270,237

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 0.31%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	1.273	%(i)	5,845,045	5,845,045
Time Deposit
State Street Bank Time Deposit	0.010%		55,286	55,286

TOTAL SHORT-TERM INVESTMENTS (Cost $5,900,331)				5,900,331

Total Investments - 105.56% (Cost $1,953,122,824)				1,989,534,456

Liabilities in Excess of Other Assets - (5.56)%(j)				(104,744,907)

NET ASSETS - 100.00%				$1,884,789,549

Portfolio Footnotes

(a)	Underlying security for a written/purchased call/put option.
(b)

Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At February 28, 2018, the aggregate market value of those securities was $1,000,901,306, representing 53.10% of net assets.

(c)	Non-income-producing security.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2018, these securities had a total value of $27,807,841 or 1.48% of net assets.

(e)

Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2018, the total market value of these securities was $227,589,779, representing 12.08% of net assets.

(f)	Security considered illiquid. On February 28, 2018, the total market value of these securities was $164,710,675, representing 8.74% of net assets.
(g)	Less than 0.005% of net assets.
(h)	Affiliated investment.
(i)	Rate shown is the 7-day effective yield as of February 28, 2018.

(j)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/14/2017	Air Methods Corp.	$21,665,336	$21,650,790	1.15%
11/27/2017	Barracuda Networks, Inc.	36,331,826	36,360,380	1.93
09/19/2017	Bob Evans Farms, Inc.	59,495,854	59,119,522	3.14
06/24/2014	Chelsea Therapeutics CVR	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
10/23/2017	Exactech, Inc.	23,347,062	26,683,404	1.41
01/18/2017	Media General, Inc. CVR	—	—	0.00
10/17/2017	NewStar Financial, Inc.	818,070	1,055,917	0.06
08/10/2017	Nord Anglia Education, Inc.	1,024,424	960,374	0.05
01/30/2015	PDC CVR	197,902	—	0.00
11/29/2016	Starz, Class A	17,703,491	18,880,288	1.00
			$164,710,675	8.74%

	Shares	Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS - (15.96%)
Aerospace & Defense - (2.88%)
United Technologies Corp.	(402,190)	$(54,191,081)

Banks - (0.59%)
First Financial Bancorp	(406,503)	(11,056,882)

Commercial Services - (0.10%)
MoneyGram International, Inc.	(179,116)	(1,921,915)

Electric - (2.63%)
Avista Corp.	(50,045)	(2,393,652)
Great Plains Energy, Inc.	(935,265)	(27,262,975)
Vistra Energy Corp.	(1,052,247)	(19,940,081)
		(49,596,708)
Engineering & Construction - (0.79%)
Aecon Group, Inc.	(125,000)	(1,855,712)
Chicago Bridge & Iron Co. N.V.	(450,000)	(7,857,000)
Granite Construction, Inc.	(90,358)	(5,249,800)
		(14,962,512)
Food - (0.42%)
Metro, Inc.	(249,941)	(7,884,672)

Gas - (1.19%)
WGL Holdings, Inc.	(269,816)	(22,464,880)

Home Builders - (0.00%)
Lennar Corp., Class B	(2)	(91)

Household Products/Wares - (0.25%)
Spectrum Brands Holdings, Inc.	(47,782)	(4,716,561)

Internet - (0.59%)
Liberty Ventures, Series A	(207,395)	(11,099,780)

Lodging - (0.15%)
Mantra Group Ltd.	(947,000)	(2,839,166)

Media - (0.93%)
Discovery Communications, Inc., Class C	(207,210)	(4,761,686)
Sinclair Broadcast Group, Inc., Class A	(376,734)	(12,733,609)
		(17,495,295)
Pharmaceuticals - (0.70%)
Akorn, Inc.	(700)	(11,858)
CVS Health Corp.	(193,835)	(13,128,444)
		(13,140,302)
Semiconductors - (0.74%)
Cavium, Inc.	(114,000)	(10,150,560)
Xcerra Corp.	(389,228)	(3,892,280)
		(14,042,840)

	Shares	Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS - (15.96%) (Continued)
Telecommunications - (4.00%)
Verizon Communications, Inc.	(1,579,822)	$(75,420,702)

TOTAL COMMON STOCKS (Proceeds $306,611,588)		(300,833,387)

EXCHANGE-TRADED FUNDS - (0.13%)
Equity Fund - (0.13%)
Consumer Staples Select Sector SPDR® Fund	(45,000)	(2,403,450)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,457,711)		(2,403,450)

RIGHTS - 0.00%
Chelsea Therapeutics CVR, Expires 03/31/2018(a)	(1,100)	—

TOTAL RIGHTS (Proceeds $0)		—

TOTAL SECURITIES SOLD SHORT (Proceeds $309,069,299)		$(303,236,837)

Portfolio Footnotes

(a)                     Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2018, the total market value of these securities was $0, representing 0.00% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Aetna, Inc.:
	03/2018	$177.50	$(2,266,368)	(128)	$(28,608)
	03/2018	180.00	(9,561,240)	(540)	(79,380)
Blackhawk Network Holdings, Inc.:
	03/2018	45.00	(1,964,525)	(439)	(6,585)
	03/2018	50.00	(1,118,750)	(250)	(625)
	06/2018	45.00	(2,022,700)	(452)	(14,690)
Blue Buffalo Pet Products, Inc.	04/2018	40.00	(7,515,256)	(1,876)	(37,520)
Dr Pepper Snapple Group, Inc.:
	03/2018	115.00	(604,500)	(52)	(7,020)
	03/2018	120.00	(7,172,625)	(617)	(4,627)
DST Systems, Inc.	08/2018	85.00	(2,894,316)	(348)	(3,480)
KapStone Paper and Packaging Corp.	03/2018	35.00	(163,983)	(47)	(1,762)
NXP Semiconductors N.V.:
	04/2018	125.00	(6,806,436)	(546)	(133,770)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options (Continued)
	04/2018	$130.00	(17,676,788)	(1,418)	$(46,085)
Orbital ATK, Inc.	05/2018	135.00	(2,469,522)	(187)	(1,402)
Time Warner, Inc.:
	03/2018	95.00	(15,756,720)	(1,695)	(83,903)
	08/2018	105.00	(34,097,728)	(3,668)	(430,990)
	10/2018	105.00	(2,286,816)	(246)	(34,440)
	10/2018	110.00	(2,286,816)	(246)	(11,808)
United Technologies Corp.:
	03/2018	135.00	(12,638,612)	(938)	(245,756)
	05/2018	135.00	(12,557,768)	(932)	(531,240)
Xerox Corp.:
	03/2018	30.00	(1,516,000)	(500)	(50,500)
	03/2018	31.00	(3,107,800)	(1,025)	(47,663)

TOTAL WRITTEN CALL OPTIONS (Premiums received $2,070,008)					(1,801,854)

Written Put Options
Akorn, Inc.	03/2018	25.00	(11,858)	(7)	(5,775)
Callidus Software, Inc.	03/2018	35.00	(3,590)	(1)	(5)
CVS Health Corp.	03/2018	70.00	(761,964)	(188)	(53,016)
Dr Pepper Snapple Group, Inc.:
	03/2018	115.00	(4,812,750)	(414)	(19,665)
	03/2018	120.00	(2,743,500)	(236)	(90,860)
Monsanto Co.:
	04/2018	110.00	(35,715,615)	(2,895)	(234,495)
	07/2018	110.00	(35,715,615)	(2,895)	(396,615)
NXP Semiconductors N.V.	04/2018	110.00	(52,531,724)	(4,214)	(337,120)
Time Warner, Inc.:
	08/2018	82.50	(31,057,936)	(3,341)	(684,905)
	08/2018	87.50	(17,225,488)	(1,853)	(606,858)
	10/2018	85.00	(2,286,816)	(246)	(78,474)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options (Continued)
	10/2018	$87.50	(2,286,816)	(246)	$(92,988)
United Technologies Corp.:
	04/2018	125.00	(5,376,126)	(399)	(51,471)
	05/2018	115.00	(13,635,688)	(1,012)	(82,984)

TOTAL WRITTEN PUT OPTIONS (Premiums received $3,094,912)					(2,735,231)

TOTAL WRITTEN OPTIONS (Premiums received $5,164,920)					$(4,537,085)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	GKN Plc	Paid 1 Month-LIBOR plus 45 bps	02/28/2019	—	—	$—	$(6,873,460)	$—
Goldman Sachs & Co.	Melrose Industries Plc	Received 1 Month-LIBOR minus 35 bps	02/28/2019	—	—	—	5,340,622	—
Goldman Sachs & Co.	Sky Plc	Paid 1 Month-LIBOR plus 45 bps	02/28/2019	—	—	—	(7,693,589)	—
Goldman Sachs & Co.	Tesco Plc	Received 1 Month-LIBOR plus 40 bps	02/28/2019	—	—	—	5,570,594	—
						$—	$(3,655,833)	$—

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Depreciation
Goldman Sachs & Co.	BOK Plc	Paid 1 Month-LIBOR plus 45 bps	02/28/2019	—	—	$(423)	$(6,972,014)	$(423)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	31,888,036	AUD	41,055,400	Goldman Sachs	03/15/2018	$600,040
USD	28,230,530	CAD	36,216,700	Goldman Sachs	03/15/2018	729,706
USD	47,753,365	DKK	291,175,300	Goldman Sachs	03/15/2018	718,411
EUR	6,932,100	USD	8,465,024	Goldman Sachs	03/15/2018	256,835
USD	69,465,431	EUR	56,886,000	Goldman Sachs	03/15/2018	894,404
USD	3,840,132	GBP	2,787,900	Goldman Sachs	03/15/2018	33,946
NZD	1,078,000	USD	777,346	Goldman Sachs	03/15/2018	20,599
USD	565,341	NZD	784,000	Goldman Sachs	03/15/2018	10,059
USD	5,925,774	SEK	49,061,800	Goldman Sachs	03/15/2018	135,652
						$3,399,652

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	2,766,800	USD	2,148,994	Goldman Sachs	03/15/2018	$(22,766)
USD	13,023,053	AUD	16,767,000	Goldman Sachs	03/15/2018	(135,204)
CAD	2,186,100	USD	1,704,042	Goldman Sachs	03/15/2018	(38,356)
USD	23,867,343	CAD	30,619,204	Goldman Sachs	03/15/2018	(54,164)
DKK	364,540,600	USD	59,785,429	Goldman Sachs	03/15/2018	(492,802)
USD	49,549,663	DKK	302,128,200	Goldman Sachs	03/15/2018	(1,557,366)
EUR	16,755,300	USD	20,460,467	Goldman Sachs	03/15/2018	(289,607)
USD	102,733,764	EUR	84,129,800	Goldman Sachs	03/15/2018	(2,132,452)
GBP	3,929,300	USD	5,412,328	Goldman Sachs	03/15/2018	(124,037)
USD	12,876,867	GBP	9,348,486	Goldman Sachs	03/15/2018	(385,953)
NZD	931,000	USD	671,343	Goldman Sachs	03/15/2018	(10,002)
USD	5,653,416	NZD	7,840,000	Goldman Sachs	03/15/2018	(215,901)
SEK	10,661,800	USD	1,287,752	Goldman Sachs	03/15/2018	(32,436)
SGD	6,719,400	USD	5,073,093	Goldman Sachs	03/15/2018	(25,209)
USD	5,073,093	SGD	6,719,400	Goldman Sachs	03/15/2018	(102,227)
						$(5,618,482)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	10.73%
Canada	3.43%
Bermuda	2.86%
Austria	2.61%
Australia	2.41%
Denmark	2.22%
Italy	1.03%
Belgium	0.82%
United Kingdom	0.71%
France	0.60%
Spain	0.35%
New Zealand	0.25%
Sweden	0.24%
Hong Kong	0.05%
United States	77.25%
Liabilities in Excess of Other Assets	(5.56)%
100.00%

(a)           These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is a Danish term for a stock-based corporation.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

DKK - Danish krone

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SEK - Swedish krona

SGD - Singapore dollar

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

The following table summarizes The Arbitrage Fund’s investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of February 28, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$203,773,077	$—	$—	$203,773,077
Banks	15,687,289	—	—	15,687,289
Beverages	39,059,748	—	—	39,059,748
Biotechnology	108,778,814	—	—	108,778,814
Chemicals	127,483,570	—	—	127,483,570
Commercial Services	—	5,213,058	960,374	6,173,432
Computers & Computer Services	97,878,877	—	36,360,380	134,239,257
Construction Materials	19,120,320	—	—	19,120,320
Diversified Financial Services	57,358,178	—	—	57,358,178
Electric	116,031,410	—	—	116,031,410
Electrical Components & Equipment	22,955,238	—	—	22,955,238
Electronics	19,823,831	—	—	19,823,831
Energy - Alternate Sources	6,597,663	—	—	6,597,663
Engineering & Construction	5,187,137	—	—	5,187,137
Entertainment	—	45,733,246	—	45,733,246
Environmental Control	4,823,308	—	—	4,823,308
Food	21,749,776	—	59,119,522	80,869,298
Healthcare - Products	18,156,305	11,932,800	26,683,404	56,772,509
Healthcare - Services	68,700,585	—	21,650,790	90,351,375
Holding Companies-Divers	4,594,890	—	—	4,594,890
Home Builders	1,697	—	—	1,697
Insurance	52,805,653	—	—	52,805,653
Internet	19,347,044	—	—	19,347,044
Leisure Time	3,873,826	—	—	3,873,826
Media	112,955,236	—	18,880,288	131,835,524
Office/Business Equip	8,148,318	—	—	8,148,318
Oil & Gas	2,870,296	—	—	2,870,296
Oil & Gas Services	8,121,192	—	—	8,121,192
Packaging & Containers	34,443,338	—	—	34,443,338
Pharmaceuticals	13,053,046	—	—	13,053,046
Real Estate	49,211,502	—	—	49,211,502
Real Estate Investment Trusts	24,495,432	—	—	24,495,432
Retail	30,991,784	—	—	30,991,784
Semiconductors	168,675,566	—	—	168,675,566
Software	116,505,691	—	—	116,505,691
Telecommunications	124,532,036	—	—	124,532,036
Transportation	4,700,200	—	—	4,700,200
Rights	—	—	1,055,917	1,055,917
Mutual Funds	15,282,236	—	—	15,282,236
Purchased Options	8,270,237	—	—	8,270,237
Short-Term Investments	5,900,331	—	—	5,900,331
TOTAL	$1,761,944,677	$62,879,104	$164,710,675	$1,989,534,456

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,399,652	$—	$3,399,652
Liabilities
Common Stocks**	(300,833,387)	—	—	(300,833,387)
Exchange-Traded Funds**	(2,403,450)	—	—	(2,403,450)
Written Options	(4,537,085)	—	—	(4,537,085)
Forward Foreign Currency Exchange Contracts	—	(5,618,482)	—	(5,618,482)
Equity Swaps	(423)	—	—	(423)
TOTAL	$(307,774,345)	$(2,218,830)	$—	$(309,993,175)

*                             Refer to footnote 2 where leveling hierarchy is defined.

**                      Refer to Portfolio of Investments for sector information.

***               Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2018:

Investments in Securities	Balance as of May 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at February 28, 2018

Common Stocks	$39,982,759	$11,799	$3,472,833	$128,486,337	$(8,298,970)	$—	$—	$163,654,758	$3,472,833
Rights	2,722,705	(503,467)	3,831,194	818,071	(5,812,586)	—	—	1,055,917	237,846
Total	$42,705,464	$(491,668)	$7,304,027	$129,304,408	$(14,111,556)	$—	$—	$164,710,675	$3,710,679

Other Financial Instruments	Balance as of May 31, 2017	Realized Gain/(Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at February 28, 2018

Rights	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—	$—

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of February 28, 2018:

Investments in Securities	Fair Value at February 28, 2018	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$163,654,758	Deal Value	Final determination on Dissent	$0 - $77	$13.57
Rights	1,055,917.00	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0 - 90%	$0.23
Rights (Short)	—	Discounted, probability adjusted value	Discount Rate, Probability	0	$—

The Arbitrage Event-Driven Fund	Portfolio of Investments
February 28, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 89.85%
Aerospace & Defense - 4.08%
Orbital ATK, Inc.(a)(b)	46,662	$6,162,184

Auto Parts & Equipment - 1.86%
Adient Plc(a)	2,709	168,121
Aptiv Plc(a)	14,113	1,288,940
Dana, Inc.	5,597	148,712
Federal-Mogul Holdings LLC(c)(d)(e)	73,488	734,880
Lear Corp.	941	175,563
Magna International, Inc.	3,205	176,179
Visteon Corp.(c)	929	115,047
		2,807,442
Beverages - 0.92%
Refresco Group N.V.(f)	56,996	1,387,226

Biotechnology - 6.35%
Ablynx N.V.(a)(c)	22,616	1,207,405
Amgen, Inc.(a)	6,463	1,187,705
Bioverativ, Inc.(a)(b)(c)	40,220	4,210,230
Juno Therapeutics, Inc.(a)(c)	30,674	2,661,583
TiGenix N.V.(c)	147,147	309,491
		9,576,414
Chemicals - 9.37%
Akzo Nobel N.V.	4,248	413,361
Ashland Global Holdings, Inc.(a)	38,601	2,733,723
Axalta Coating Systems Ltd.(a)(c)	42,658	1,313,866
Calgon Carbon Corp.(a)	128,148	2,723,145
Monsanto Co.(a)(b)	56,354	6,952,393
		14,136,488
Commercial Services - 0.47%
Rent-A-Center, Inc.(a)(b)	92,585	696,239
RPX Corp.(a)	1,548	15,527
		711,766
Computers & Computer Services - 3.94%
CSRA, Inc.(a)	36,072	1,461,998
DST Systems, Inc.(a)(b)	53,993	4,490,598
		5,952,596
Diversified Financial Services - 1.06%
Ladder Capital Corp.(a)	107,850	1,592,944

Electric - 6.26%
Calpine Corp.(a)(c)	354,848	5,400,787
Dynegy, Inc.(a)(c)	151,376	1,851,328
Westar Energy, Inc.(a)	45,089	2,197,187
		9,449,302
Electrical Components & Equipment - 1.99%
Energizer Holdings, Inc.	10,900	593,832

	Shares	Value
COMMON STOCKS - 89.85% (Continued)
Electrical Components & Equipment - 1.99% (Continued)
General Cable Corp.	62,792	$1,855,504
Leoni AG	4,500	308,538
Nexans SA	4,587	243,320
		3,001,194
Electronics - 0.09%
Fortive Corp.	1,767	135,705

Entertainment - 1.43%
Regal Entertainment Group, Class A(a)(d)	93,702	2,155,146

Healthcare - Products - 0.91%
NxStage Medical, Inc.(a)(c)	59,040	1,374,451

Healthcare - Services - 4.63%
Aetna, Inc.(a)(b)	20,758	3,675,412
Air Methods Corp.(c)(d)(e)	158,779	1,706,874
Kindred Healthcare, Inc.(a)	173,775	1,598,730
		6,981,016
Home Builders - 0.00%(g)
Lennar Corp., Class A	22	1,245

Insurance - 4.16%
Stewart Information Services Corp.(a)	62,901	2,524,217
Validus Holdings Ltd.(a)	55,383	3,746,106
		6,270,323
Internet - 0.98%
Yoox Net-A-Porter Group SpA(c)	32,133	1,481,062

Lodging - 0.73%
Caesars Entertainment Corp.(a)(c)	79,693	1,012,101
Extended Stay America, Inc.	4,417	88,473
		1,100,574
Machinery - Diversified - 0.21%
Flowserve Corp.	2,200	93,170
Middleby Corp. (The)(c)	429	51,587
Welbilt, Inc.(c)	2,889	57,231
Xylem, Inc.(a)	1,537	114,630
		316,618
Media - 7.15%
Kabel Deutschland Holding AG	4,477	600,813
Sky Plc	42,333	785,612
Starz, Class A(c)(d)(e)	45,487	1,647,005
Time Warner, Inc.(a)(b)	14,401	1,338,717
Tribune Media Co., Class A(a)	153,895	6,412,805
		10,784,952
Miscellaneous Manufacturing - 0.83%
Illinois Tool Works, Inc.	830	133,995

	Shares	Value
COMMON STOCKS - 89.85% (Continued)
Miscellaneous Manufacturing - 0.83% (Continued)
Trinity Industries, Inc.	34,516	$1,126,602
		1,260,597
Office/Business Equip - 2.06%
Xerox Corp.(a)	102,468	3,106,830

Oil & Gas Services - 0.06%
Halliburton Co.	1,096	50,876
Schlumberger Ltd.	682	44,767
		95,643
Packaging & Containers - 1.79%
KapStone Paper and Packaging Corp.(a)	77,227	2,694,450

Pharmaceuticals - 0.99%
Bayer AG	5,886	691,020
CVS Health Corp.(b)	1,600	108,368
Paratek Pharmaceuticals, Inc.(a)(c)	53,317	698,453
		1,497,841
Real Estate - 3.07%
BUWOG AG(c)	131,474	4,635,511

Real Estate Investment Trusts - 2.14%
Hospitality Properties Trust	3,111	79,144
JBG SMITH Properties(a)	30,400	992,560
LaSalle Hotel Properties	3,046	74,718
Macerich Co. (The)(a)	33,974	2,002,428
Xenia Hotels & Resorts, Inc.	4,008	78,837
		3,227,687
Retail - 3.24%
Dave & Buster’s Entertainment, Inc.(a)(c)	31,965	1,431,073
Dunkin’ Brands Group, Inc.(a)	2,878	172,363
Jack in the Box, Inc.(a)	23,799	2,143,814
Lowe’s Cos., Inc.	6,132	549,366
McDonald’s Corp.	1,035	163,261
Papa John’s International, Inc.	1,985	114,614
Restaurant Brands International, Inc.	2,481	145,362
Wendy’s Co. (The)	10,221	163,025
		4,882,878
Semiconductors - 9.94%
Broadcom Ltd.	779	191,992
Intel Corp.(a)	4,625	227,966
Microsemi Corp.(a)(c)	21,367	1,386,718
NXP Semiconductors N.V.(b)(c)	105,763	13,184,416
		14,991,092
Software - 1.23%
CDK Global, Inc.(a)	27,044	1,857,382

	Shares	Value
COMMON STOCKS - 89.85% (Continued)
Telecommunications - 6.88%
TDC A/S	355,385	$2,896,836
Verizon Communications, Inc.	156,732	7,482,397
		10,379,233
Transportation - 1.03%
CH Robinson Worldwide, Inc.	1,220	113,899
Heartland Express, Inc.	4,602	89,831
JB Hunt Transport Services, Inc.	1,831	217,102
Landstar System, Inc.(a)	1,983	215,750
Norfolk Southern Corp.	3,567	496,098
Schneider National, Inc., Class B(a)	7,907	204,475
Werner Enterprises, Inc.	5,695	212,139
		1,549,294

TOTAL COMMON STOCKS (Cost $133,935,156)		135,557,086

EXCHANGE-TRADED FUNDS - 1.49%
Equity Funds - 1.49%
iShares North American Tech-Software ETF(a)	5,565	954,898
Technology Select Sector SPDR® Fund	13,578	925,612
VanEck Vectors Semiconductor ETF	3,392	361,384
		2,241,894

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,054,034)		2,241,894

RIGHTS - 0.00%(g)
Chelsea Therapeutics CVR, Expires 03/31/2018(c)(d)(e)	434,520	—
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(c)(d)(e)	34,500	—
PDC CVR(c)(d)(e)	891,084	—

TOTAL RIGHTS (Cost $28,336)		—

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 8.31%
Chemicals - 1.03%
Platform Specialty Products Corp.(f)	02/01/2022	6.500%	$1,512,000	$1,551,690

Commercial Services - 1.52%
Rent-A-Center, Inc.(a)
	11/15/2020	6.625%	897,000	825,240
	05/01/2021	4.750%	1,659,000	1,468,215
				2,293,455
Construction Materials - 1.75%
Ply Gem Industries, Inc.(a)	02/01/2022	6.500%	1,105,000	1,145,421

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 8.31% (Continued)
Construction Materials - 1.75% (Continued)
Ply Gem Industries, Inc.	02/01/2022	6.500%	$1,444,000	$1,495,450
				2,640,871

Entertainment - 1.74%
Regal Entertainment Group(a)
	03/15/2022	5.750%	1,278,000	1,313,145
	06/15/2023	5.750%	916,000	941,190
Regal Entertainment Group	02/01/2025	5.750%	365,000	373,212
				2,627,547
Healthcare - Services - 0.79%
Kindred Healthcare, Inc.(a)	01/15/2023	8.750%	1,113,000	1,190,910

Retail - 1.48%
JC Penney Corp., Inc.(a)	06/01/2020	5.650%	2,253,000	2,241,735

Telecommunications - 0.00%
Avaya, Inc.(d)(e)(h)
	04/01/2019	7.000%	6,579,000	—
	03/01/2021	10.500%	1,583,000	—
				—

TOTAL CORPORATE BONDS & NOTES (Cost $12,431,910)				12,546,208

CONVERTIBLE CORPORATE BONDS - 2.09%
Pharmaceuticals - 2.09%
Impax Laboratories, Inc.(a)	06/15/2022	2.000%	3,223,000	3,156,793

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,155,102)				3,156,793

	Shares	Value
MUTUAL FUNDS - 2.29%
Telecommunications - 2.29%
Altaba, Inc.(a)(c)	46,230	3,460,315

TOTAL MUTUAL FUNDS (Cost $2,756,252)		3,460,315

WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(c)	5,832	21,433

TOTAL WARRANTS (Cost $0)		21,433

	Maturity Date	Rate	Principal Amount	Value
U.S. TREASURY & GOVERNMENT AGENCIES - 0.37%
Sovereign - 0.37%
U.S. Treasury Bond	11/15/2047	2.750%	$596,900	$553,019

TOTAL U.S. TREASURY & GOVERNMENT AGENCIES (Cost $545,992)				553,019

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(c) - 0.41%
Call Options Purchased - 0.22%
Akorn, Inc.	03/2018	$32.50	$1,694	1	$5
Monsanto Co.	07/2018	120.00	2,825,173	229	147,705
Rent-A-Center, Inc.	03/2018	12.50	764,032	1,016	2,540
Time Warner, Inc.:
	08/2018	95.00	2,519,216	271	116,530
	08/2018	97.50	1,124,816	121	44,770
	10/2018	95.00	213,808	23	13,432
	10/2018	97.50	213,808	23	10,948
WestRock Co.:
	03/2018	70.00	46,032	7	87
	03/2018	72.50	118,368	18	90

TOTAL CALL OPTIONS PURCHASED (Cost $441,557)					336,107

Put Options Purchased - 0.19%
Bioverativ, Inc.:
	03/2018	85.00	293,104	28	210
	03/2018	90.00	345,444	33	330
Orbital ATK, Inc.	05/2018	110.00	158,472	12	270
SPDR S&P 500 ETF Trust:
	04/2018	263.00	2,336,190	86	30,229
	04/2018	265.00	6,383,775	235	92,707
	04/2018	267.00	2,662,170	98	43,120
	04/2018	268.00	1,657,065	61	28,640
Time Warner, Inc.:
	03/2018	85.00	83,664	9	68
	08/2018	92.50	1,478,064	159	88,245

TOTAL PUT OPTIONS PURCHASED (Cost $266,224)					283,819

TOTAL PURCHASED OPTIONS (Cost $707,781)					619,926

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 0.06%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	1.273	%(i)	$84,247	$84,247

TOTAL SHORT-TERM INVESTMENTS (Cost $84,247)				84,247

Total Investments - 104.88% (Cost $155,698,810)				158,240,921

Liabilities in Excess of Other Assets - (4.88)%(j)				(7,369,127)

NET ASSETS - 100.00%				$150,871,794

Portfolio Footnotes

(a)

Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At February 28, 2018, the aggregate market value of those securities was $98,013,691, representing 64.96% of net assets.

(b)	Underlying security for a written/purchased call/put option.
(c)	Non-income-producing security.
(d)

Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2018, the total market value of these securities was $6,243,905, representing 4.14% of net assets.

(e)	Security considered illiquid. On February 28, 2018, the total market value of these securities was $4,088,759, representing 2.71% of net assets.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2018, these securities had a total value of $2,938,916 or 1.95% of net assets.

(g)	Less than 0.005% of net assets.
(h)	Security in default on interest payments.
(i)	Rate shown is the 7-day effective yield as of February 28, 2018.
(j)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/06/2017	Air Methods Corp.	$1,695,010	$1,706,874	1.13%
10/13/2016	Avaya, Inc.	—	—	0.00
08/03/2017	Avaya, Inc.	—	—	0.00
06/24/2014	Chelsea Therapeutics CVR	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
01/18/2017	Federal-Mogul Holdings LLC	736,294	734,880	0.49
01/30/2015	PDC CVR	28,336	—	0.00
11/29/2016	Starz, Class A	1,544,348	1,647,005	1.09
			$4,088,759	2.71%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (26.33%)
Auto Parts & Equipment - (0.98%)
Autoliv, Inc.	(6,360)	$(912,279)
Lear Corp.	(1,562)	(291,422)
Magna International, Inc.	(5,075)	(278,973)
		(1,482,674)
Biotechnology - (0.43%)
Cambrex Corp.	(12,352)	(641,687)

Chemicals - (1.88%)
Eastman Chemical Co.	(2,972)	(300,410)
International Flavors & Fragrances, Inc.	(5,234)	(739,303)
PPG Industries, Inc.	(4,092)	(460,105)
RPM International, Inc.	(6,881)	(342,467)
Sensient Technologies Corp.	(8,716)	(627,116)
Sherwin-Williams Co. (The)	(918)	(368,650)
		(2,838,051)
Commercial Services - (0.10%)
MoneyGram International, Inc.	(14,306)	(153,503)

Computers & Computer Services - (1.16%)
Hewlett Packard Enterprise Co.	(53,560)	(995,681)
International Business Machines Corp.	(4,857)	(756,866)
		(1,752,547)
Diversified Financial Services - (0.38%)
FNF Group	(14,194)	(566,767)

Electric - (2.68%)
Great Plains Energy, Inc.	(74,726)	(2,178,263)
Vistra Energy Corp.	(98,610)	(1,868,659)
		(4,046,922)
Electrical Components & Equipment - (0.93%)
Energizer Holdings, Inc.	(10,900)	(593,832)
Prysmian SpA	(25,639)	(810,767)
		(1,404,599)
Electronics - (0.19%)
TE Connectivity Ltd.	(2,785)	(287,106)

Entertainment - (0.22%)
Eldorado Resorts, Inc.	(5,100)	(173,910)
Penn National Gaming, Inc.	(5,897)	(156,919)
		(330,829)
Home Builders - (0.00%)
Lennar Corp., Class B	(1)	(45)

Insurance - (0.69%)
First American Financial Corp.	(13,217)	(766,982)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (26.33%) (Continued)
Insurance - (0.69)% (Continued)
Old Republic International Corp.	(13,553)	$(271,467)
		(1,038,449)
Internet - (1.66%)
Alibaba Group Holding Ltd., Sponsored ADR	(13,417)	(2,497,440)

Lodging - (0.87%)
Boyd Gaming Corp.	(4,861)	(171,982)
La Quinta Holdings, Inc.	(32,836)	(619,944)
MGM Resorts International	(15,381)	(526,492)
		(1,318,418)
Media - (0.79%)
Sinclair Broadcast Group, Inc., Class A	(35,383)	(1,195,945)

Miscellaneous Manufacturing - (0.49%)
Dover Corp.	(7,408)	(741,541)

Pharmaceuticals - (0.87%)
Akorn, Inc.	(100)	(1,694)
CVS Health Corp.	(15,410)	(1,043,719)
Merck KGaA	(2,659)	(266,720)
		(1,312,133)
Real Estate Investment Trusts - (0.65%)
Apollo Commercial Real Estate Finance, Inc.	(9,971)	(182,071)
Blackstone Mortgage Trust, Inc., Class A	(5,767)	(179,065)
Starwood Property Trust, Inc.	(8,677)	(175,709)
Washington Real Estate Investment Trust	(17,571)	(444,195)
		(981,040)
Retail - (2.41%)
Home Depot, Inc. (The)	(1,006)	(183,364)
McDonald’s Corp.	(4,010)	(632,537)
Sonic Corp.	(20,863)	(524,079)
Tractor Supply Co.	(1,269)	(82,396)
Wendy’s Co. (The)	(35,976)	(573,817)
Yum! Brands, Inc.	(20,151)	(1,639,888)
		(3,636,081)
Semiconductors - (0.90%)
Marvell Technology Group Ltd.	(45,837)	(1,076,711)
Xcerra Corp.	(28,719)	(287,190)
		(1,363,901)
Software - (1.39%)
Akamai Technologies, Inc.	(15,313)	(1,033,015)
SS&C Technologies Holdings, Inc.	(21,320)	(1,055,766)
		(2,088,781)
Telecommunications - (4.96%)
Verizon Communications, Inc.	(156,732)	(7,482,386)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (26.33%) (Continued)
Transportation - (1.19%)
CSX Corp.	(10,648)	$(572,010)
Knight-Swift Transportation Holdings, Inc.	(25,424)	(1,224,420)
		(1,796,430)
Trucking & Leasing - (0.51%)
GATX Corp.	(8,624)	(594,539)
Greenbrier Cos., Inc. (The)	(3,450)	(178,710)
		(773,249)
TOTAL COMMON STOCKS (Proceeds $39,854,496)		(39,730,524)

EXCHANGE-TRADED FUNDS - (7.53%)
Equity Funds - (7.53%)
Consumer Discretionary Select Sector SPDR® Fund	(16,848)	(1,753,371)
Industrial Select Sector SPDR® Fund	(5,864)	(449,476)
iShares Mortgage Real Estate ETF	(4,097)	(166,912)
iShares North American Tech-Software ETF	(5,292)	(908,054)
iShares® Nasdaq Biotechnology ETF	(3,875)	(418,810)
iShares® Russell 2000 Value ETF	(11,958)	(1,446,200)
SPDR® S&P 500® ETF Trust	(15,100)	(4,101,915)
VanEck Vectors Semiconductor ETF	(1,850)	(197,099)
Vanguard REIT ETF	(26,059)	(1,911,428)
		(11,353,265)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $11,595,344)		(11,353,265)

RIGHTS - 0.00%
Chelsea Therapeutics CVR, Expires 03/31/2018(a)	(200)	—

TOTAL RIGHTS (Proceeds $0)		—

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (1.66%)
Chemicals - (0.45%)
Platform Specialty Products Corp.	12/01/2025	5.875%	$(680,000)	$(676,600)

Office/Business Equip - (0.62%)
Xerox Corp.	12/15/2039	6.750%	(865,000)	(928,872)

Retail - (0.59%)
L Brands, Inc.	02/15/2022	5.625%	(840,000)	(873,600)

SCHEDULE OF SECURITIES SOLD SHORT	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (1.66%) (Continued)
Retail - (0.59)% (Continued)
L Brands, Inc.	10/15/2023	5.625%	(23,000)	$(24,150)
				(897,750)
TOTAL CORPORATE BONDS (Proceeds $2,518,392)				(2,503,222)

TOTAL SECURITIES SOLD SHORT (Proceeds $53,968,232)				$(53,587,011)

Portfolio Footnotes

(a)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2018, the total market value of these securities was $0, representing 0.00% of net assets.

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Aetna, Inc.:
	03/2018	$177.50	$(159,354)	(9)	$(2,011)
	03/2018	180.00	(672,828)	(38)	(5,586)
DST Systems, Inc.	08/2018	85.00	(216,242)	(26)	(260)
NXP Semiconductors N.V.:
	04/2018	125.00	(536,038)	(43)	(10,535)
	04/2018	130.00	(1,396,192)	(112)	(3,640)
SPDR S&P 500 ETF Trust:
	03/2018	275.00	(271,650)	(10)	(320)
	03/2018	276.00	(271,650)	(10)	(165)
	03/2018	277.00	(271,650)	(10)	(80)
	03/2018	278.00	(271,650)	(10)	(35)
Time Warner, Inc.:
	03/2018	95.00	(1,199,184)	(129)	(6,385)
	08/2018	105.00	(2,519,216)	(271)	(31,843)
	10/2018	105.00	(213,808)	(23)	(3,220)
	10/2018	110.00	(213,808)	(23)	(1,104)
TOTAL WRITTEN CALL OPTIONS (Premiums received $89,886)					(65,184)

Written Put Options
Akorn, Inc.	03/2018	25.00	(1,694)	(1)	(825)
CVS Health Corp.	03/2018	70.00	(88,049)	(13)	(3,666)
Monsanto Co.:
	04/2018	110.00	(2,825,173)	(229)	(18,549)
	07/2018	110.00	(2,825,173)	(229)	(31,373)
NXP Semiconductors N.V.	04/2018	110.00	(4,325,702)	(347)	(27,760)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options (Continued)
SPDR S&P 500 ETF Trust:
	03/2018	$270.00	(543,300)	(20)	$(1,680)
	03/2018	272.00	(543,300)	(20)	(3,040)
	03/2018	274.00	(543,300)	(20)	(5,190)
	04/2018	250.00	(1,738,560)	(64)	(11,840)
	04/2018	254.00	(516,135)	(19)	(4,351)
	04/2018	257.00	(516,135)	(19)	(4,788)
	04/2018	260.00	(516,135)	(19)	(5,605)
Time Warner, Inc.:
	08/2018	82.50	(2,277,520)	(245)	(50,225)
	08/2018	87.50	(1,366,512)	(147)	(48,143)
	10/2018	85.00	(213,808)	(23)	(7,337)
	10/2018	87.50	(213,808)	(23)	(8,694)
TOTAL WRITTEN PUT OPTIONS (Premiums received $262,363)					(233,066)

TOTAL WRITTEN OPTIONS (Premiums received $352,249)					$(298,250)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co.	GKN Plc	Paid 1 Month-LIBOR plus 50 bps	02/28/2019	—	—	$—	$(543,126)	$—
Morgan Stanley & Co.	Melrose Industries Plc	Received 1 Month-LIBOR plus 35 bps	02/28/2019	—	—	—	422,003	—
Goldman Sachs & Co.	Sky Plc	Paid 1 Month-LIBOR plus 45 bps	02/28/2019	—	—	417	(861,891)	417
						$417	$(983,014)	$417

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
DKK	145,300	USD	23,830	Goldman Sachs	03/15/2018	$317
USD	6,760,118	DKK	41,219,700	Goldman Sachs	03/15/2018	70,023
EUR	263,800	USD	322,135	Goldman Sachs	03/15/2018	3,789
USD	5,839,707	EUR	4,782,200	Goldman Sachs	03/15/2018	96,245
						$170,374

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
DKK	27,382,100	USD	4,490,722	Goldman Sachs	03/15/2018	$(35,045)
USD	276,032	DKK	1,683,100	Goldman Sachs	03/15/2018	(2,833)
EUR	1,968,100	USD	2,403,314	Goldman Sachs	03/15/2018	(35,287)
USD	7,225,451	EUR	5,917,000	Goldman Sachs	03/15/2018	(153,971)
GBP	273,300	USD	376,451	Goldman Sachs	03/15/2018	(8,627)
USD	1,009,172	GBP	732,650	Goldman Sachs	03/15/2018	(30,275)
						$(266,038)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	9.93%
Austria	3.07%
Bermuda	2.48%
Denmark	1.92%
United Kingdom	1.37%
Germany	1.07%
Belgium	1.01%
Italy	0.98%
Canada	0.22%
France	0.16%
Singapore	0.13%
Ireland	0.11%
United States	82.43%
Liabilities in Excess of Other Assets	(4.88)%
100.00%

(a)           These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is a Danish term for a stock-based corporation.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

DKK - Danish krone

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

S&P - Standard & Poor’s

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

The following table summarizes The Arbitrage Event-Driven Fund’s investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of February 28, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$6,162,184	$—	$—	$6,162,184
Auto Parts & Equipment	2,072,562	—	734,880	2,807,442
Beverages	1,387,226	—	—	1,387,226
Biotechnology	9,576,414	—	—	9,576,414
Chemicals	14,136,488	—	—	14,136,488
Commercial Services	711,766	—	—	711,766
Computers & Computer Services	5,952,596	—	—	5,952,596
Diversified Financial Services	1,592,944	—	—	1,592,944
Electric	9,449,302	—	—	9,449,302
Electrical Components & Equipment	3,001,194	—	—	3,001,194
Electronics	135,705	—	—	135,705
Entertainment	—	2,155,146	—	2,155,146
Healthcare - Products	1,374,451	—	—	1,374,451
Healthcare - Services	5,274,142	—	1,706,874	6,981,016
Home Builders	1,245	—	—	1,245
Insurance	6,270,323	—	—	6,270,323
Internet	1,481,062	—	—	1,481,062
Lodging	1,100,574	—	—	1,100,574
Machinery - Diversified	316,618	—	—	316,618
Media	9,137,947	—	1,647,005	10,784,952
Miscellaneous Manufacturing	1,260,597	—	—	1,260,597
Office/Business Equip	3,106,830	—	—	3,106,830
Oil & Gas Services	95,643	—	—	95,643
Packaging & Containers	2,694,450	—	—	2,694,450
Pharmaceuticals	1,497,841	—	—	1,497,841
Real Estate	4,635,511	—	—	4,635,511
Real Estate Investment Trusts	3,227,687	—	—	3,227,687
Retail	4,882,878	—	—	4,882,878
Semiconductors	14,991,092	—	—	14,991,092
Software	1,857,382	—	—	1,857,382
Telecommunications	10,379,233	—	—	10,379,233
Transportation	1,549,294	—	—	1,549,294
Exchange-Traded Funds	2,241,894	—	—	2,241,894
Rights	—	—	—	—
Corporate Bonds
Chemicals	—	1,551,690	—	1,551,690
Commercial Services	—	2,293,455	—	2,293,455
Construction Materials	—	2,640,871	—	2,640,871
Entertainment	—	2,627,547	—	2,627,547
Healthcare - Services	—	1,190,910	—	1,190,910
Retail	—	2,241,735	—	2,241,735
Telecommunications	—	—	—	—
Convertible Corporate Bonds**	—	3,156,793	—	3,156,793
Mutual Funds	3,460,315	—	—	3,460,315
Warrants	—	21,433	—	21,433
U.S. Treasury & Government Agencies	—	553,019	—	553,019
Purchased Options	619,926	—	—	619,926
Short-Term Investments	84,247	—	—	84,247
TOTAL	$135,719,563	$18,432,599	$4,088,759	$158,240,921

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$170,374	$—	$170,374
Equity Swaps	417	—	—	417
Liabilities
Common Stocks**	(39,730,524)	—	—	(39,730,524)
Exchange-Traded Funds	(11,353,265)	—	—	(11,353,265)
Corporate Bonds**	—	(2,503,222)	—	(2,503,222)
Written Options	(298,250)	—	—	(298,250)
Forward Foreign Currency Exchange Contracts	—	(266,038)	—	(266,038)
TOTAL	$(51,381,622)	$(2,598,886)	$—	$(53,980,508)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2018:

Investments in Securities	Balance as of May 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at February 28, 2018

Common Stock	$4,040,927	$—	$47,832	$—	$—	$—	$—	$4,088,759	$47,832
Rights	389,849	(72,089)	514,512	—	(832,272)	—	—	—	—
Total	$4,430,776	$(72,089)	$562,344	$—	$(832,272)	$—	$—	$4,088,759	$47,832

Other Financial Instruments	Balance as of May 31, 2017	Realized Gain/(Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28,2018	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at February 28, 2018

Rights	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—	$—

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of February 28, 2018:

Investments in Securities	Fair Value at February 28, 2018	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$4,088,759	Deal Value	Final determination on Dissent	$0 - $36.2083	$13.09
Rights	—	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0	0%
Rights (Short)	—	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0	0%

The Arbitrage Credit Opportunities Fund	Portfolio of Investments
February 28, 2018 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 64.11%
Chemicals - 6.32%
A Schulman, Inc.	06/01/2023	6.875%	$2,000,000	$2,120,000
Platform Specialty Products Corp.(a)	02/01/2022	6.500%	1,011,000	1,037,539
				3,157,539
Coal - 0.00%
Peabody Energy Corp.(b)(c)(d)	03/15/2022	10.000%	750,000	—

Commercial Services - 5.49%
Flexi-Van Leasing, Inc.(a)	08/15/2018	7.875%	1,500,000	1,503,450
Rent-A-Center, Inc.(e)	11/15/2020	6.625%	456,000	419,520
Rent-A-Center, Inc.	05/01/2021	4.750%	925,000	818,625
				2,741,595
Construction Materials - 7.02%
Atrium Windows & Doors, Inc.(a)	05/01/2019	7.750%	2,000,000	2,015,000
Ply Gem Industries, Inc.
	02/01/2022	6.500%	624,000	646,826
	02/01/2022	6.500%	820,000	849,217
				3,511,043
Diversified Financial Services - 0.63%
Nationstar Mortgage LLC / Nationstar Capital Corp.	07/01/2021	6.500%	310,000	316,783

Electric - 1.95%
Miran Mid-Atlantic Series C Pass Through Trust, Series C	12/30/2028	10.060%	974,294	974,294

Electrical Components & Equipment - 4.11%
General Cable Corp.	10/01/2022	5.750%	2,000,000	2,055,000

Entertainment - 9.10%
Pinnacle Entertainment, Inc.	05/01/2024	5.625%	1,062,000	1,120,952
Regal Entertainment Group(e)
	03/15/2022	5.750%	1,403,000	1,441,582
	06/15/2023	5.750%	1,008,000	1,035,720
	02/01/2025	5.750%	401,000	410,023
Scientific Games International, Inc.(e)	12/01/2022	10.000%	500,000	542,250
				4,550,527
Healthcare - Products - 0.24%
Mallinckrodt International Finance SA	04/15/2018	3.500%	121,000	120,093

Healthcare - Services - 4.21%
Kindred Healthcare, Inc.(e)	01/15/2023	8.750%	1,000,000	1,070,000
Tenet Healthcare Corp.(a)(e)	01/01/2022	7.500%	977,000	1,031,956
				2,101,956
Holding Companies-Divers - 2.82%
HRG Group, Inc.(e)	01/15/2022	7.750%	1,350,000	1,408,219

Media - 2.51%
CSC Holdings LLC	07/15/2018	7.625%	330,000	334,125

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 64.11% (Continued)
Media - 2.51% (Continued)
DISH DBS Corp.	04/01/2018	4.250%	$922,000	$922,000
				1,256,125
Pharmaceuticals - 3.53%
Valeant Pharmaceuticals International, Inc.(a)	03/15/2020	5.375%	1,769,000	1,764,577

Real Estate Investment Trusts - 0.69%
DDR Corp.	07/15/2022	4.625%	331,000	344,493

Retail - 8.15%
Dollar Tree, Inc.	03/01/2020	5.250%	1,550,000	1,569,375
JC Penney Corp., Inc.(e)
	10/01/2019	8.125%	1,298,000	1,361,277
	06/01/2020	5.650%	1,149,000	1,143,255
				4,073,907
Semiconductors - 1.87%
QUALCOMM, Inc.(e)	05/20/2027	3.250%	1,000,000	935,150

Telecommunications - 5.47%
Avaya, Inc.(b)(c)(d)
	04/01/2019	7.000%	3,809,000	—
	03/01/2021	10.500%	986,000	—
Level 3 Financing, Inc.	01/15/2021	6.125%	650,000	660,969
T-Mobile USA, Inc.(e)	04/01/2023	6.625%	2,000,000	2,070,800
				2,731,769
TOTAL CORPORATE BONDS & NOTES
(Cost $32,193,536)				32,043,070

CONVERTIBLE CORPORATE BONDS - 19.00%
Diversified Financial Services - 4.43%
Blackhawk Network Holdings, Inc.(e)	01/15/2022	1.500%	2,000,000	2,213,000

Electrical Components & Equipment - 1.58%
General Cable Corp.(f)	11/15/2029	4.500%	750,000	792,539

Pharmaceuticals - 7.84%
Impax Laboratories, Inc.(e)	06/15/2022	2.000%	4,000,000	3,917,832

Semiconductors - 5.15%
NXP Semiconductors N.V.(e)	12/01/2019	1.000%	2,000,000	2,573,758

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $9,009,647)				9,497,129

	Shares	Value
WARRANTS - 0.02%
Telecommunications - 0.02%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(g)	3,171	11,653

TOTAL WARRANTS (Cost $0)		11,653

PREFERRED STOCKS - 2.02%
Miscellaneous Manufacturing - 2.02%
General Electric Co. 4.875%	40,175	$1,009,598

TOTAL PREFERRED STOCKS (Cost $1,008,713)		1,009,598

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 14.48%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	1.273	%(h)	7,237,396	7,237,396

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,237,396)				7,237,396

Total Investments - 99.63%
(Cost $49,449,292)				49,798,846

Other Assets in Excess of Liabilities - 0.37%(i)				183,901

NET ASSETS - 100.00%				$49,982,747

Portfolio Footnotes

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2018, these securities had a total value of $7,352,522 or 14.71% of net assets.

(b)	Security in default on interest payments.
(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2018, the total market value of these securities was $0, representing 0.0% of net assets.
(d)	Security considered illiquid. On February 28, 2018, the total market value of these securities was $0, representing 0.0% of net assets.
(e)

Security, or a portion of security, is being held as collateral for short sales or written option contracts. At February 28, 2018, the aggregate market value of those securities was $18,053,925, representing 36.12% of net assets.

(f)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at February 28, 2018.
(g)	Non-income-producing security.
(h)	Rate shown is the 7-day effective yield as of February 28, 2018.
(i)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
12/15/2017	Avaya, Inc.	$—	$—	0.00%
12/15/2017	Avaya, Inc.	—	—	0.00
04/05/2017	Peabody Energy Corp.	—	—	0.00
			$—	0.00%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (2.45%)
Diversified Financial Services - (2.15%)
Blackhawk Network Holdings, Inc.	(24,000)	$(1,074,000)

Electrical Components & Equipment - (0.30%)
General Cable Corp.	(5,000)	(147,750)

TOTAL COMMON STOCKS
(Proceeds $1,232,637)		(1,221,750)

EXCHANGE-TRADED FUNDS - (4.71%)
Debt Fund - (4.71%)
SPDR Bloomberg Barclays High Yield Bond ETF	(65,000)	(2,353,650)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $2,320,891)		(2,353,650)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (13.30%)
Chemicals - (0.91%)
Platform Specialty Products Corp.	12/01/2025	5.875%	$(455,000)	$(452,725)

Food - (1.84%)
Albertsons Companies LLC/ Safeway, Inc./ New Albertson’s, Inc./ Albertson’s LLC	06/15/2024	6.625%	(1,000,000)	(921,250)

Healthcare - Services - (4.82%)
Surgery Center Holdings, Inc.	07/01/2025	6.750%	(1,500,000)	(1,410,000)
Tenet Healthcare Corp.	06/15/2023	6.750%	(1,000,000)	(1,000,000)
				(2,410,000)
Retail - (5.73%)
L Brands, Inc.	10/15/2023	5.625%	(1,000,000)	(1,050,000)
L Brands, Inc.	02/15/2022	5.625%	(689,000)	(716,560)
Nordstrom, Inc.	10/15/2021	4.000%	(1,082,000)	(1,098,325)
				(2,864,885)
TOTAL CORPORATE BONDS
(Proceeds $6,757,781)				(6,648,860)

TOTAL SECURITIES SOLD SHORT
(Proceeds $10,311,309)				$(10,224,260)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	5.15%
Luxembourg	0.24%
United States	94.24%
Other Assets in Excess of Liabilities	0.37%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SPDR - Standard & Poor’s Depositary Receipt

The following table summarizes The Arbitrage Credit Opportunities Fund’s investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of February 28, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds
Chemicals	$—	$3,157,539	$—	$3,157,539
Coal	—	—	—	—
Commercial Services	—	2,741,595	—	2,741,595
Construction Materials	—	3,511,043	—	3,511,043
Diversified Financial Services	—	316,783	—	316,783
Electric	—	974,294	—	974,294
Electrical Components & Equipment	—	2,055,000	—	2,055,000
Entertainment	—	4,550,527	—	4,550,527
Healthcare - Products	—	120,093	—	120,093
Healthcare - Services	—	2,101,956	—	2,101,956
Holding Companies-Divers	—	1,408,219	—	1,408,219
Media	—	1,256,125	—	1,256,125
Pharmaceuticals	—	1,764,577	—	1,764,577
Real Estate Investment Trusts	—	344,493	—	344,493
Retail	—	4,073,907	—	4,073,907
Semiconductors	—	935,150	—	935,150
Telecommunications	—	2,731,769	—	2,731,769
Convertible Corporate Bonds**	—	9,497,129	—	9,497,129
Warrants**	—	11,653	—	11,653
Preferred Stocks**	1,009,598	—	—	1,009,598
Short-Term Investments	7,237,396	—	—	7,237,396
TOTAL	$8,246,994	$41,551,852	$—	$49,798,846

Other Financial Instruments***
Liabilities
Common Stocks**	(1,221,750)	—	—	(1,221,750)
Exchange-Traded Funds	(2,353,650)	—	—	(2,353,650)
Corporate Bonds**	—	(6,648,860)	—	(6,648,860)
TOTAL	$(3,575,400)	$(6,648,860)	$—	$(10,224,260)

*                           Refer to footnote 2 where leveling hierarchy is defined.

**                    Refer to Portfolio of Investments for sector information.

***             Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2018:

Investments in Securities	Balance as of May 31, 2017	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018	Net change in Unrealized Depreciation included in the Statement of Operations attributable to Level 3 investments held at February 28, 2018

Corporate Bonds	$0	$—	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$—	$0	$—

The Arbitrage Tactical Equity Fund	Portfolio of Investments
February 28, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 89.95%
Auto Parts & Equipment - 3.52%
Adient Plc(a)	81	$5,027
Aptiv Plc(a)	291	26,577
Dana, Inc.(a)	166	4,411
Federal-Mogul Holdings LLC(b)(c)(d)	2,755	27,550
Lear Corp.(a)	28	5,224
Magna International, Inc.(a)	95	5,222
Visteon Corp.(a)(b)	28	3,467
		77,478
Biotechnology - 2.59%
Ablynx N.V.(a)(b)	602	32,139
Amgen, Inc.(a)	135	24,809
		56,948
Chemicals - 14.29%
Akzo Nobel N.V.(a)	124	12,066
Ashland Global Holdings, Inc.(a)	759	53,752
Axalta Coating Systems Ltd.(a)(b)	1,271	39,147
Monsanto Co.(a)	1,700	209,729
		314,694
Commercial Services - 3.27%
Herc Holdings, Inc.(a)(b)	881	57,450
Rent-A-Center, Inc.(a)(e)	1,823	13,709
RPX Corp.(a)	90	903
		72,062
Construction Materials - 4.53%
ASH Grove Cement Co.(a)	194	99,716

Diversified Financial Services - 2.12%
Ladder Capital Corp.(a)	3,160	46,673

Electrical Components & Equipment - 7.16%
Energizer Holdings, Inc.	2,600	141,648
Leoni AG	131	8,982
Nexans SA(a)	134	7,108
		157,738
Electronics - 0.18%
Fortive Corp.(a)	52	3,994

Healthcare - Services - 7.33%
Aetna, Inc.(a)	759	134,388
Air Methods Corp.(b)(c)(d)	2,513	27,015
		161,403
Insurance - 2.79%
Stewart Information Services Corp.(a)	1,529	61,359

Lodging - 1.47%
Caesars Entertainment Corp.(a)(b)	2,354	29,896

	Shares	Value
COMMON STOCKS - 89.95% (Continued)
Lodging - 1.47% (Continued)
Extended Stay America, Inc.	129	$2,584
		32,480
Machinery - Diversified - 0.42%
Flowserve Corp.(a)	64	2,710
Middleby Corp. (The)(a)(b)	13	1,563
Welbilt, Inc.(a)(b)	85	1,684
Xylem, Inc.(a)	45	3,356
		9,313
Media - 2.17%
Kabel Deutschland Holding AG	133	17,849
Starz, Class A(b)(c)(d)	474	17,163
Time Warner, Inc.(a)(e)	137	12,735
		47,747
Miscellaneous Manufacturing - 1.17%
Illinois Tool Works, Inc.(a)	24	3,875
Trinity Industries, Inc.	671	21,901
		25,776
Office/Business Equip - 2.74%
Xerox Corp.(a)	1,993	60,428

Oil & Gas Services - 0.13%
Halliburton Co.(a)	32	1,485
Schlumberger Ltd.(a)	20	1,313
		2,798
Pharmaceuticals - 4.13%
Bayer AG(a)	173	20,310
McKesson Europe AG(a)	1,527	49,927
Paratek Pharmaceuticals, Inc.(a)(b)	1,589	20,816
		91,053
Real Estate Investment Trusts - 4.37%
Hospitality Properties Trust	91	2,315
JBG SMITH Properties(a)	950	31,018
LaSalle Hotel Properties	89	2,183
Macerich Co. (The)(a)	991	58,410
Xenia Hotels & Resorts, Inc.	117	2,301
		96,227
Retail - 5.57%
Dave & Buster’s Entertainment, Inc.(a)(b)	942	42,173
Dunkin’ Brands Group, Inc.(a)	85	5,091
Jack in the Box, Inc.(a)	467	42,067
Lowe’s Cos., Inc.	179	16,037
McDonald’s Corp.(a)	31	4,890
Papa John’s International, Inc.(a)	58	3,349
Restaurant Brands International, Inc.(a)	73	4,277

	Shares	Value
COMMON STOCKS - 89.95% (Continued)
Retail - 5.57% (Continued)
Wendy’s Co. (The)(a)	300	$4,785
		122,669
Semiconductors - 8.81%
Broadcom Ltd.(a)	23	5,668
Intel Corp.(a)	136	6,703
Microsemi Corp.(a)(b)	623	40,433
NXP Semiconductors N.V.(b)	1,133	141,240
		194,044
Software - 2.47%
CDK Global, Inc.(a)	792	54,394

Telecommunications - 6.63%
Verizon Communications, Inc.	3,060	146,099

Transportation - 2.09%
CH Robinson Worldwide, Inc.	36	3,361
Heartland Express, Inc.(a)	136	2,655
JB Hunt Transport Services, Inc.(a)	54	6,403
Landstar System, Inc.(a)	59	6,419
Norfolk Southern Corp.(a)	107	14,882
Schneider National, Inc., Class B(a)	234	6,051
Werner Enterprises, Inc.(a)	169	6,295
		46,066
TOTAL COMMON STOCKS
(Cost $1,968,294)		1,981,159

EXCHANGE-TRADED FUNDS - 2.99%
Equity Funds - 2.99%
iShares North American Tech-Software ETF(a)	163	27,969
Technology Select Sector SPDR® Fund(a)	399	27,200
VanEck Vectors Semiconductor ETF	100	10,654
		65,823
TOTAL EXCHANGE-TRADED FUNDS
(Cost $60,303)		65,823

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 3.02%
Commercial Services - 3.02%
Rent-A-Center, Inc.(a)
	11/15/2020	6.625%	$26,000	$23,920
	05/01/2021	4.750%	$48,000	$42,480
				66,400
TOTAL CORPORATE BONDS & NOTES (Cost $69,542)				66,400

CONVERTIBLE CORPORATE BONDS - 2.09%
Pharmaceuticals - 2.09%
Impax Laboratories, Inc.(a)	06/15/2022	2.000%	47,000	46,035

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $46,009)				46,035

	Shares	Value
MUTUAL FUNDS - 3.07%
Telecommunications - 3.07%
Altaba, Inc.(a)(b)	903	67,590

TOTAL MUTUAL FUNDS
(Cost $48,230)		67,590

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.41%
Call Options Purchased - 0.15%
Rent-A-Center, Inc.	03/2018	$12.50	$21,808	29	$73
Time Warner, Inc.:
	08/2018	95.00	37,184	4	1,720
	08/2018	97.50	27,888	3	1,110
	10/2018	97.50	9,296	1	476
TOTAL CALL OPTIONS PURCHASED
(Cost $6,428)					3,379

Put Options Purchased - 0.26%
SPDR S&P 500 ETF Trust:
	04/2018	263.00	81,495	3	1,055
	04/2018	265.00	190,155	7	2,761
	04/2018	268.00	81,495	3	1,408
Time Warner, Inc.	08/2018	92.50	9,296	1	555
TOTAL PUT OPTIONS PURCHASED
(Cost $5,611)					5,779

TOTAL PURCHASED OPTIONS
(Cost $12,039)					9,158

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 2.54%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	1.273	%(f)	$55,978	$55,978

TOTAL SHORT-TERM INVESTMENTS
(Cost $55,978)				55,978

Total Investments - 104.07%
(Cost $2,260,395)				2,292,143

Liabilities in Excess of Other Assets - (4.07)%(g)				(89,683)

NET ASSETS - 100.00%				$2,202,460

Portfolio Footnotes

(a)

Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At February 28, 2018, the aggregate market value of those securities was $1,659,974, representing 75.37% of net assets.

(b)	Non-income-producing security.
(c)	Security considered illiquid. On February 28, 2018, the total market value of these securities was $71,728, representing 3.26% of net assets.
(d)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2018, the total market value of these securities was $71,728, representing 3.26% of net assets.
(e)	Underlying security for a written/purchased call/put option.
(f)	Rate shown is the 7-day effective yield as of February 28, 2018.
(g)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of February 28, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/06/2017	Air Methods Corp.	$26,653	$27,015	1.23%
11/17/2016	Federal-Mogul Holdings LLC	27,445	27,550	1.25
11/29/2016	Starz, Class A	16,093	17,163	0.78
			$71,728	3.26%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (45.39%)
Auto Parts & Equipment - (1.75%)
Autoliv, Inc.	(189)	$(27,110)
Lear Corp.	(31)	(5,784)
Magna International, Inc.	(101)	(5,552)
		(38,446)
Biotechnology - (0.57%)
Cambrex Corp.	(243)	(12,624)

Chemicals - (3.06%)
Eastman Chemical Co.	(58)	(5,862)
International Flavors & Fragrances, Inc.	(103)	(14,549)
PPG Industries, Inc.	(122)	(13,718)
RPM International, Inc.	(205)	(10,203)
Sensient Technologies Corp.	(171)	(12,303)
Sherwin-Williams Co. (The)	(27)	(10,843)
		(67,478)
Commercial Services - (2.33%)
United Rentals, Inc.	(293)	(51,301)

Computers & Computer Services - (1.55%)
Hewlett Packard Enterprise Co.	(1,042)	(19,371)
International Business Machines Corp.	(94)	(14,648)
		(34,019)
Diversified Financial Services - (0.63%)
FNF Group	(347)	(13,856)

Electrical Components & Equipment - (7.51%)
Energizer Holdings, Inc.	(2,600)	(141,648)
Prysmian SpA	(748)	(23,653)
		(165,301)
Electronics - (0.26%)
TE Connectivity Ltd.	(55)	(5,670)

Entertainment - (0.44%)
Eldorado Resorts, Inc.	(151)	(5,149)
Penn National Gaming, Inc.	(174)	(4,630)
		(9,779)
Insurance - (1.15%)
First American Financial Corp.	(323)	(18,744)
Old Republic International Corp.	(331)	(6,630)
		(25,374)
Internet - (2.21%)
Alibaba Group Holding Ltd., Sponsored ADR	(262)	(48,769)

Lodging - (1.76%)
Boyd Gaming Corp.	(144)	(5,095)
La Quinta Holdings, Inc.	(962)	(18,163)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (45.39%) (Continued)
Lodging - (1.76)% (Continued)
MGM Resorts International	(454)	$(15,540)
		(38,798)
Miscellaneous Manufacturing - (0.99%)
Dover Corp.	(217)	(21,722)

Pharmaceuticals - (2.08%)
CVS Health Corp.	(560)	(37,929)
Merck KGaA	(78)	(7,824)
		(45,753)
Real Estate Investment Trusts - (1.34%)
Apollo Commercial Real Estate Finance, Inc.	(292)	(5,332)
Blackstone Mortgage Trust, Inc., Class A	(169)	(5,247)
Starwood Property Trust, Inc.	(254)	(5,143)
Washington Real Estate Investment Trust	(549)	(13,879)
		(29,601)
Retail - (3.77%)
Home Depot, Inc. (The)	(29)	(5,286)
McDonald’s Corp.	(79)	(12,462)
Sonic Corp.	(409)	(10,274)
Tractor Supply Co.	(37)	(2,402)
Wendy’s Co. (The)	(706)	(11,261)
Yum! Brands, Inc.	(509)	(41,422)
		(83,107)
Semiconductors - (1.44%)
Marvell Technology Group Ltd.	(1,347)	(31,641)

Software - (2.79%)
Akamai Technologies, Inc.	(450)	(30,357)
SS&C Technologies Holdings, Inc.	(626)	(30,999)
		(61,356)
Telecommunications - (6.63%)
Verizon Communications, Inc.	(3,060)	(146,084)

Transportation - (2.42%)
CSX Corp.	(318)	(17,083)
Knight-Swift Transportation Holdings, Inc.	(754)	(36,313)
		(53,396)
Trucking & Leasing - (0.71%)
GATX Corp.	(174)	(11,996)
Greenbrier Cos., Inc. (The)	(69)	(3,574)
		(15,570)

TOTAL COMMON STOCKS (Proceeds $994,336)		(999,645)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE-TRADED FUNDS - (9.85%)
Equity Funds - (9.85%)
Consumer Discretionary Select Sector SPDR® Fund	(496)	$(51,619)
Industrial Select Sector SPDR® Fund	(118)	(9,045)
iShares Mortgage Real Estate ETF	(120)	(4,889)
iShares North American Tech-Software ETF	(155)	(26,596)
iShares® Nasdaq Biotechnology ETF	(81)	(8,754)
iShares® Russell 2000 Value ETF	(233)	(28,179)
SPDR® S&P 500® ETF Trust	(100)	(27,165)
VanEck Vectors Semiconductor ETF	(37)	(3,942)
Vanguard REIT ETF	(774)	(56,773)
		(216,962)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $224,330)		(216,962)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,218,666)		$(1,216,607)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
SPDR S&P 500 ETF Trust:
	03/2018	$275.00	$(27,165)	(1)	$(32)
	03/2018	276.00	(27,165)	(1)	(17)
Time Warner, Inc.:
	03/2018	95.00	(18,592)	(2)	(99)
	08/2018	105.00	(37,184)	(4)	(470)
	10/2018	105.00	(9,296)	(1)	(140)

TOTAL WRITTEN CALL OPTIONS (Premiums received $1,301)					(758)

Written Put Options
SPDR S&P 500 ETF Trust	04/2018	250.00	(27,165)	(1)	(185)
Time Warner, Inc.:
	08/2018	82.50	(37,184)	(4)	(820)
	10/2018	87.50	(9,296)	(1)	(378)

TOTAL WRITTEN PUT OPTIONS (Premiums received $1,430)					(1,383)

TOTAL WRITTEN OPTIONS (Premiums received $2,731)					$(2,141)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co.	GKN Plc	Paid 1 Month-LIBOR plus 50 bps	02/28/2019	—	—	$—	$(16,282)	$—
Morgan Stanley & Co.	Melrose Industries Plc	Received 1 Month-LIBOR plus 35 bps	02/28/2019	—	—	—	12,650	—
						$—	$(3,632)	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
DKK	4,300	USD	705	Goldman Sachs	03/15/2018	$10
USD	3,395	DKK	20,700	Goldman Sachs	03/15/2018	44
EUR	9,830	USD	12,004	Goldman Sachs	03/15/2018	133
USD	50,152	EUR	41,070	Goldman Sachs	03/15/2018	793
						$980

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
DKK	66,600	USD	10,922	Goldman Sachs	03/15/2018	$(40)
USD	8,232	DKK	50,200	Goldman Sachs	03/15/2018	(85)
EUR	31,090	USD	37,965	Goldman Sachs	03/15/2018	(425)
USD	119,158	EUR	97,580	Goldman Sachs	03/15/2018	(2,725)
						$(3,275)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	6.96%
Germany	4.41%
Belgium	1.46%
United Kingdom	1.20%
Canada	0.43%
France	0.32%
Singapore	0.26%
Ireland	0.23%
United States	88.80%
Liabilities in Excess of Other Assets	(4.07)%
100.00%

(a)           These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

DKK - Danish krone

ETF - Exchange-Traded Fund

EUR - Euro

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

S&P - Standard & Poor’s

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

The following table summarizes The Arbitrage Tactical Equity Fund’s investments and derivative financial instruments categorized in the fair value disclosure hierarchy as of February 28, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Parts & Equipment	$49,928	$—	$27,550	$77,478
Biotechnology	56,948	—	—	56,948
Chemicals	314,694	—	—	314,694
Commercial Services	72,062	—	—	72,062
Construction Materials	99,716	—	—	99,716
Diversified Financial Services	46,673	—	—	46,673
Electrical Components & Equipment	157,738	—	—	157,738
Electronics	3,994	—	—	3,994
Healthcare - Services	134,388	—	27,015	161,403
Insurance	61,359	—	—	61,359
Lodging	32,480	—	—	32,480
Machinery - Diversified	9,313	—	—	9,313
Media	30,584	—	17,163	47,747
Miscellaneous Manufacturing	25,776	—	—	25,776
Office/Business Equip	60,428	—	—	60,428
Oil & Gas Services	2,798	—	—	2,798
Pharmaceuticals	91,053	—	—	91,053
Real Estate Investment Trusts	96,227	—	—	96,227
Retail	122,669	—	—	122,669
Semiconductors	194,044	—	—	194,044
Software	54,394	—	—	54,394
Telecommunications	146,099	—	—	146,099
Transportation	46,066	—	—	46,066
Exchange-Traded Funds	65,823	—	—	65,823
Corporate Bonds**	—	66,400	—	66,400
Convertible Corporate Bonds**	—	46,035	—	46,035
Mutual Funds	67,590	—	—	67,590
Purchased Options	9,158	—	—	9,158
Short-Term Investments	55,978	—	—	55,978
TOTAL	$2,107,980	$112,435	$71,728	$2,292,143

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$980	$—	$980
Liabilities
Common Stocks**	(999,645)	—	—	(999,645)
Exchange-Traded Funds	(216,962)	—	—	(216,962)
Written Options	(2,141)	—	—	(2,141)
Forward Foreign Currency Exchange Contracts	—	(3,275)	—	(3,275)
TOTAL	$(1,218,748)	$(2,295)	$—	$(1,221,043)

*	Refer to footnote 2 where leveling hierarchy is defined.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2018:

Investments in Securities	Balance as of May 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at February 28, 2018

Common Stock	$71,229	$—	$499	$—	$—	$—	$—	$71,728	$499
Total	$71,229	$—	$499	$—	$—	$—	$—	$71,728	$499

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of February 28, 2018:

Investments in Securities	Fair Value at February 28, 2018	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$71,728	Deal Value	Final determination on Dissent	$0 - $36.2083	$10.55

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”) and The Arbitrage Tactical Equity Fund (the “Tactical Equity Fund”), each a “Fund” and collectively the “Funds”, which offer four classes of shares. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Tactical Equity Fund is a non-diversified series of the trust. The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”).

Fund	Commencement of Operations
Arbitrage Fund
Class R shares	September 18, 2000
Class I shares	October 17, 2003
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Event-Driven Fund
Class R shares	October 1, 2010
Class I shares	October 1, 2010
Class C shares	June 1, 2012
Class A shares	June 1, 2013
Credit Opportunities Fund
Class R shares	October 1, 2012
Class I shares	October 1, 2012
Class C shares	October 1, 2012
Class A shares	June 1, 2013
Tactical Equity Fund
Class R shares	January 2, 2015
Class I shares	January 2, 2015
Class C shares	January 2, 2015
Class A shares	January 2, 2015

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund is to seek to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution  and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Arbitrage Fund purchased without a front end sales charge prior to April 3, 2017 (determined on a first-in, first-out basis) are subject to a deferred sales charge of up to 0.50% if redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 - Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security’s primary exchange and the time the Funds calculate their net asset value (“NAV”), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and ask prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended February 28, 2018, there were no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended February 28, 2018, there were no transfers between Level 1 and 2 securities. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund’s Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Affiliated Issuer Transactions —A summary of affiliated transactions for the Arbitrage Fund for the period ended February 28, 2018 follows:

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income	Capital Gain Distributions
Event-Driven Fund	$—	$15,076,942	$—	$—	$205,294	$15,282,236	1,583,651	$76,942	$—

Foreign Currency Translation —  Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short.  The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The Arbitrage Fund and the Credit Opportunities Fund lent out securities during the period ended February 28, 2018. However, the Funds had no securities on loan as of February 28, 2018.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at February 28, 2018 are disclosed in the Portfolio of Investments.

Item 2 – Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)         There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	April 26, 2018

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer

Date:	April 26, 2018